Inventories (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 232,561,000	$ 206,525,000
Work in process	83,072,000	68,593,000
Finished goods	733,183,000	670,291,000
Health care supplies	357,778,000	395,342,000
Inventories	$ 1,406,594,000	$ 1,340,751,000